Notes to the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

in 000' €	12/31/2022	12/31/2021
Bank Balances and Cash in Hand	402,353	123,248
Impairment	(2)	0
Cash and Cash Equivalents	402,351	123,248
The presentation of the development of the expected twelve-month loss for cash and cash equivalents can be found in Note 6.4.1.

Summary of Other Financial Assets
Other Financial Assets include, on the one hand, money market funds classified as FVTPL and on the other hand term deposits and bonds classified as AC.
The financial assets at fair value, with changes recognized in profit or loss, are shown in the following overview.

			Unrealized
in 000' €	Maturity	Cost	Gross Profit	Losses	Market Value
December 31, 2022
Money Market Funds	daily	14,616	6	0	14,622
Total					14,622
December 31, 2021
Money Market Funds	daily	8,874	1	0	8,875
Total					8,875

Summary of Other Financial Assets at Amortized Cost
The financial assets at amortized cost are shown in the following overview.

in 000’ €	Maturity	Cost	Effective Interest Income (+) / Expense (-)	#N/A	Carrying Amount
December 31, 2022
Term Deposits, Current Portion	4 to 12 months	490,000	881	(680)	490,201
Total					490,201
December 31, 2021
Term Deposits, Current Portion	4 to 12 months	562,369	0	(491)	561,878
Bonds	4 to 12 months	285,144	(2,025)	(185)	282,934
Total					844,812

Summary of Accounts Receivable by Region
The table below shows the accounts receivable by region as of the reporting date.

in 000' €	12/31/2022	12/31/2021
Europe and Asia	1,606	6,368
USA and Canada	90,038	69,903
Impairment	(414)	(360)
Total	91,231	75,911

Summary of Anti-dilution Right (Other Receivable)
The anti-dilution right changed in 2022 as follows.

in 000' €	2022
Balance as of January 1	0
Additions	10,377
Reclassification to Investment in Associates	(160)
Through Profit or Loss (in Finance Income/Expenses)	(386)
Balance as of December 31	9,832

Summary of Inventories
The table below shows inventories as of the reporting date.

in 000' €	12/31/2022	12/31/2021
Raw materials, Supplies and Production Materials	13,822	12,126
Unfinished Goods	0	4,089
Finished Goods	10,431	4,540
Total	24,253	20,755

Summary of Current Prepaid Expenses and Other Assets
The current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2022	12/31/2021
Combination Drugs	0	15,945
Receivables due from Tax Authorities from Input Tax Surplus	5,669	6,563
Prepayments for External Laboratory Services	5,937	1,724
Prepayments for Sublicenses	2,082	1,304
Other Prepayments	37,242	13,787
Total	50,930	39,323

Summary of Non-current Prepaid Expenses	The non-current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2022	12/31/2021
Prepaid Expenses	7,405	9,192
Other Assets	1,324	4,059
Total	8,729	13,251

Summary of Property, Plant and Equipment

in 000' €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2021	20,041	3,942	23,983
Additions	3,334	367	3,701
Additions through Business Combination	1,488	134	1,622
Disposals	(2,101)	(67)	(2,168)
Foreign Currency Translation Differences from Consolidation	6	232	238
December 31, 2021	22,768	4,608	27,376
Accumulated Depreciation and Impairment
January 1, 2021	16,834	825	17,659
Depreciation Charge for the Year	2,165	678	2,843
Impairment	1,572	0	1,572
Disposals	(1,764)	(67)	(1,831)
Foreign Currency Translation Differences from Consolidation	2	24	26
December 31, 2021	18,809	1,460	20,269
Carrying Amount
January 1, 2021	3,207	3,117	6,324
December 31, 2021	3,959	3,148	7,107
Cost
January 1, 2022	22,768	4,608	27,376
Additions	1,769	163	1,932
Disposals	(2,244)	(1,018)	(3,262)
Foreign Currency Translation Differences from Consolidation	147	257	404
December 31, 2022	22,440	4,010	26,450
Accumulated Depreciation and Impairment
January 1, 2022	18,809	1,460	20,269
Depreciation Charge for the Year	2,205	684	2,889
Impairment	349	49	398
Disposals	(2,230)	(1,000)	(3,230)
Foreign Currency Translation Differences from Consolidation	93	104	197
December 31, 2022	19,226	1,297	20,523
Carrying Amount
January 1, 2022	3,959	3,148	7,107
December 31, 2022	3,214	2,713	5,927

Summary of Depreciation
Depreciation is contained in the following line items of profit or loss.

in 000' €	2022	2021	2020
Cost of Sales	0	0	0
Research and Development	1,818	1,681	1,663
Research and Development (Impairment)	398	1,537	0
Selling	113	63	132
General and Administrative	958	1,089	692
Total	3,287	4,370	2,487

Summary Of Right of use Assets and Lease Liabilities
The development of the right-of-use assets and lease liabilities is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000' €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2021	43,950	272	196	44,418	45,019
Additions	0	166	1,219	1,385	316
Depreciation of Right-of-Use Assets	(3,317)	(141)	(230)	(3,688)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,170
Lease Payments	0	0	0	0	(4,286)
Disposals	0	(51)	0	(51)	(173)
Foreign Currency Translation Differences from Consolidation	418	0	3	421	538
Balance as of December 31, 2021	41,051	246	1,188	42,485	42,584
Balance as of January 1, 2022	41,051	246	1,188	42,485	42,584
Additions	2,146	31	4,047	6,224	6,224
Depreciation of Right-of-Use Assets	(3,424)	(131)	(387)	(3,942)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,051
Lease Payments	0	0	0	0	(4,446)
Disposals	0	0	0	0	0
Foreign Currency Translation Differences from Consolidation	280	0	14	292	368
Balance as of December 31, 2022	40,053	146	4,862	45,060	45,781

Summary of Impact of Lease Agreements
Lease agreements had the following effects on the statement of profit or loss.

in 000' €	2022	2021	2020
Depreciation of Right-of-Use Assets	3,942	3,648	3,586
Interest Expenses on Lease Liabilities	1,051	1,157	1,173
Expenses for Short Term Leases	256	1,553	0
Expenses for Leases of Low Value Assets	19	17	81
Total	5,268	6,375	4,840

Summary Of Depreciation Right Of Use Assets
Depreciation of right-of-use assets is contained in the following line items of profit or loss.

in 000' €	2022	2021	2020
Cost of Sales	384	221	98
Research and Development	1,897	1,636	1,991
Selling	126	79	145
General and Administrative	1,535	1,711	1,352
Total	3,942	3,648	3,586

Summary Of Maturity Analysis Of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2022 is as follows.

December 31, 2022; in 000’ €
Contractual Maturities of Financial Liabilities	Less than 1 Year	Between One and Five Years	More than 5 Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	6,554	16,268	27,295	50,117	45,780

Summary of Intangible Assets

in 000' €	Patents	Licenses	Licenses for Marketed Products	In-process R&D Programs	Internally Generated Intangible Assets	Software	Total
Cost
January 1, 2021	18,214	35,396	56,449	0	0	5,847	115,906
Additions	345	0	0	10,429	11,517	205	22,496
Additions through Business Combination	0	0	0	719,399	0	16	719,415
Disposals	(309)	(1,000)	0	0	0	(3,447)	(4,756)
Foreign Currency Translation Differences from Consolidation	—	—	—	30,679	—	—	30,679
December 31, 2021	18,250	34,396	56,449	760,507	11,517	2,621	883,740
Accumulated Amortization and Impairment
January 1, 2021	16,276	23,560	963	0	0	5,731	46,530
Amortization Charge for the Year	235	986	2,312	0	0	94	3,627
Impairment	2	0	0	0	0	14	16
Disposals	(309)	(999)	0	0	0	(3,447)	(4,755)
December 31, 2021	16,204	23,547	3,275	0	0	2,392	45,418
Carrying Amount
January 1, 2021	1,938	11,836	55,486	0	0	116	69,376
December 31, 2021	2,046	10,849	53,174	760,507	11,517	229	838,322
Cost
January 1, 2022	18,250	34,396	56,449	760,507	11,517	2,621	883,740
Additions	68	0	0	0	13,229	0	13,297
Disposals	(4,551)	(2,045)	0	0	0	(8)	(6,604)
Foreign Currency Translation Differences from Consolidation	0	0	0	46,414	0	12	46,426
December 31, 2022	13,767	32,351	56,449	806,921	24,746	2,625	936,859
Accumulated Amortization and Impairment
January 1, 2022	16,204	23,547	3,275	0	0	2,392	45,418
Amortization Charge for the Year	197	986	2,312	0	0	86	3,581
Impairment	42	0	0	0	7,806	27	7,875
Disposals	(4,551)	(2,045)	0	0	0	(5)	(6,601)
Foreign Currency Translation Differences from Consolidation	0	0	0	0	0	3	3
December 31, 2022	11,892	22,488	5,587	0	7,806	2,503	50,276
Carrying Amount
January 1, 2022	2,046	10,849	53,174	760,507	11,517	229	838,322
December 31, 2022	1,875	9,863	50,862	806,921	16,940	122	886,583
There were no material contractual commitments for the purchase of intangible assets as of the reporting date.

Summary of Amortization of Intangible Assets
Amortization was included in the following line items of profit or loss.

in 000' €	2022	2021	2020
Cost of Sales	2,285	2,312	963
Research and Development	1,281	1,272	1,258
Research and Development (Impairment)	7,875	13	13,969
Selling	3	2	5
General and Administrative	12	24	17
Total	11,456	3,623	16,212

Summary of Financial Information Investment in Associates

in 000' €	12/31/2022
Current Assets	12,052
thereof Cash and Cash Equivalents	11,220
thereof Other Assets	833
Non-Current Assets	31,421
Current Liabilities	10,943
thereof Financial Liabilities (excluding Accounts Payable)	10,334
thereof Other Financial Liabilities	609
Non-Current Liabilities	11,358
Stockholders’ Equity	21,173
Group Share in Equity (15%)	3,176

in 000' €	2022
Revenues	0
Interest Income	(5)
Depreciation and Amortization	(58)
Interest Expenses	(10)
Income Tax Benefit / (Expenses)	0
Loss	(28,700)
Other Comprehensive Income	0
Total Comprehensive Income	(28,700)
Dividends Received	0

Summary of Investments in Associates

in 000' €	2022
Balance as of June 14	9,497
Group Share of Total comprehensive Loss	(4,305)
Anti-Dilution Right	160
Balance as of December 31	5,352

Summary of Accounts Payable and Accrued Liabilities	Accounts payable and accruals are listed in the following table.

in 000' €	12/31/2022	12/31/2021
Accounts Payable	38,579	73,787
Accruals	117,418	113,055
Other Liabilities	1,273	1,235
Total	157,270	188,077

Summary of Accrued Expenses
Accruals are shown in the following overview:

in 000' €	12/31/2022	12/31/2021
Accruals for External Laboratory Services	78,737	65,026
Accrued Personnel Expenses for Payments to Employees and Management	19,489	29,666
Accruals for Outstanding Invoices	11,908	12,515
Accruals for Revenue Deductions from Product Sales	2,364	1,998
Accruals for Legal Fees	1,091	169
Accruals for Audit Fees and other related Costs	1,790	703
Accruals for License Payments	2,039	2,978
Total	117,418	113,055

Summary of Audit fees
The table below shows the total fees PwC GmbH received in the 2022 financial year.

in 000' €	12/31/2022	12/31/2021
Audit Fees	2,335	2,141
Fees for Other Assurance Services	112	116
Tax Service Fees	0	—
Other Fees for Other Services	11	2
Total	2,458	2,258
The other assurance services comprised fees in connection with the non-financial group report as well as the audit of the content of the remuneration report.

Summary of Tax Liabilities and Other Provisions
The table below shows the development of tax liabilities and current and non-current provisions in the 2022 financial year.

in 000' €	01/01/2022	Additions	Utilization	Release	12/31/2022
Tax Liabilities	528	298	(33)	0	793
Provisions, current	2,549	6,006	(90)	(2,459)	6,006
Provisions, non-current	1,577	8,227	0	(1,129)	8,675
Total	4,654	14,531	(123)	(3,588)	15,474

Summary of Contract Liabilities	The changes in this item are shown in the table below.

in 000' €	2022	2021
Balance as of January 1	253	2,616
Prepayments Received in the Financial Year	37,109	4,323
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(253)	(2,544)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	(37,109)	(4,142)
Balance as of December 31	0	253
thereof short-term	0	224
thereof long-term	0	29

Summary of Financial Assets from Collaborations

in 000' €	2022	2021
Balance as of January 1	16,730	42,870
Additions	0	0
Cash Receipts	(23,768)	(40,004)
Through Profit or Loss (in Finance Income/Expenses)	7,038	13,864
Balance as of December 31	0	16,730

Summary Of Sensitivity Analysis Of Financial Liabilities from Collaborations

	12/31/2022		12/31/2021
in million €	+1%	(1)%	+1%	(1)%
Change in Price obtained in the Market (revenue related)	5.5	(5.5)	9.7	(9.7)
Change in Patient Numbers and Number of Doses administered (revenue related)	4.9	(4.9)	8.7	(8.7)
Change in Manufacturing Costs and other Cost Components (cost related)	(3.3)	3.3	(4.6)	4.6
Change in Patient Numbers and Number of Doses administered (cost related)	(0.5)	0.5	(0.9)	0.9

Summary of Financial Liabilities from Future Payments to Royalty Pharma

in 000' €	2022	2021
Royalty Pharma - Financial Liability	1,141,884	1,193,557
thereof short-term	102,171	88,401
thereof long-term	1,039,713	1,105,156
Development Funding Bond	358,590	62,619
thereof short-term	0	0
thereof long-term	358,590	62,619
Balance as of Financial Liabilities from Future Payments to Royalty Pharma	1,500,474	1,256,176
thereof short-term	102,171	88,401
thereof long-term	1,398,303	1,167,775

Summary of Royalty Pharma - Financial Liability
The "Royalty Pharma - Financial Liability" changed as follows in 2022 and 2021:

in 000' €	2022	2021
Balance as of January 1	1,193,557	0
Addition	0	1,147,520
Amortizations from Effective Interest Method	66,672	27,849
Changes from Adjustments to Planning Assumptions	(28,285)	64,846
Transfer of Assigned License Revenues to Royalty Pharma	(96,897)	(51,890)
Foreign Currency Translation Differences from Consolidation	6,837	5,232
Balance as of December 31	1,141,884	1,193,557

Summary of Sensitivity Analysis of Royalty Pharma - Financial Liability

	12/31/2022		12/31/2021
in million €	+1%	(1)%	+1%	(1)%
Change in variable Factors on Revenues	11.4	(11.4)	11.4	(11.4)

Summary of Development Funding Bond
The development funding bond changed as follows in 2022 and 2021:

in 000' €	2022	2021
Balance as of January 1	62,619	0
Market Inequity		58,391
Cash Receipts	295,421
Cash Payments for Principal Element	0	0
Amortizations from Effective Interest Method	11,746	1,962
Foreign Currency Translation Differences from Consolidation	(11,196)	2,267
Balance as of December 31	358,590	62,619

Summary of Initial Measurement - Development Funding Bond	he development of the deferral of the initial measurement loss can be seen in the following table. The initial measurement loss is included as a deferral with a debit amount in the development funding bond.

in 000' €	2022
Balance as of January 1	0
Addition	56,738
Amortization	(1,173)
Foreign Currency Translation Differences from Consolidation	(2,703)
Balance as of December 31	52,862

Summary of Composition and Development of Treasury Stock
In the years 2022, 2021 and 2020, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the table below.

	Number of Shares	Value
Balance as of December 31, 2019	225,800	8,357,250
Transfer in 2020	(94,386)	(3,488,506)
Balance as of December 31, 2020	131,414	4,868,744
Transfer in 2021	(48,260)	(1,783,690)
Balance as of December 31, 2021	83,154	3,085,054
Transfer in 2022	(17,174)	(634,751)
Balance as of December 31, 2022	65,980	2,450,303